Mineral Properties	6 Months Ended
Jan. 31, 2016
Notes to Financial Statements
Note 10 - Mineral Properties

On August 28, 2015, the Company entered into an Equity Participation and Earn-In Agreement (the "Agreement") with Flex Mining Ltd., a Delaware Corporation ("Flex"). Pursuant to the Agreement, the Company has the right to acquire 100% of Flex by incurring expenditures of $1 million over the next three years. The initial phase is expected to cost $67,500; and if successful in Phase 1, Phase 2 is budgeted at $186,000. The balance, of $746,500 will be spent subject to the success of Phase 2. In addition, the Company issued 23,500,000 shares of restricted common stock to Flex. Although the Agreement stipulates a deemed value of $0.05 per share, the transaction has been recorded at the market value at the date the shares were issued which was $1.00 per share, and the value of the Agreement was determined to be $23,500,000.

Management determined that there was an impairment of the investment in the amount of $23,500,000 was warranted due to firstly that, no exploration being conducted on the property to date; and secondly that, no mineral resource having been identified on the property to date.